RESTRUCTURING CHARGES - Restructuring and Related Charges - Q2 (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 0.5		$ (3.6)	$ 1.8	$ (3.1)	$ 10.5	$ 21.3	$ 3.5
Efficiency Program [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	10.7	$ 9.5		10.7		9.5
Restructuring and related charges		9.5		1.2		9.5
Total expected charges	11.7			11.7
Efficiency Program [Member] | Employee Severance and Other Personnel Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	10.0	9.4		10.0		9.4
Restructuring and related charges				0.6
Total expected charges	10.0	9.5		10.0		9.5
Efficiency Program [Member] | Other [Member]
Restructuring Cost and Reserve [Line Items]
Charges incurred	0.7	0.1		0.7		0.1
Restructuring and related charges				0.6
Total expected charges	$ 1.7	$ 0.6		$ 1.7		$ 0.6